UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 96.3%

Consumer Discretionary — 29.0%
Bright Horizons Family Solutions, Inc.*	516	$18,488
Choice Hotels International, Inc.†	14,500	626,255
DeVry, Inc.	8,057	246,222
Dick's Sporting Goods, Inc.	13,500	720,630
DreamWorks Animation SKG, Inc.- Class
A*†	2,450	69,727
Interval Leisure Group, Inc.	12,000	283,560
LKQ Corp.*	25,000	796,500
Lumber Liquidators Holdings, Inc.*†	4,900	522,585
Marriott Vacations Worldwide Corp.*	4,000	176,000
Morningstar, Inc.	2,000	158,520
Panera Bread Co. - Class A*	1,880	298,036
Penn National Gaming, Inc.*†	9,885	547,234
Pinnacle Entertainment, Inc.*	14,000	350,700
Ralph Lauren Corp.	3,000	494,190
Under Armour, Inc. - Class A*	8,400	667,380
Vail Resorts, Inc.	11,500	797,870
		6,773,897

Industrials — 20.4%
Advisory Board Co. (The)*	1,400	83,272
Colfax Corp.*	7,700	434,973
Copart, Inc.*	15,000	476,850
CoStar Group, Inc.*	5,700	957,030
Generac Holdings, Inc.	15,000	639,600
Genesee & Wyoming, Inc. - Class A*	12,000	1,115,640
Middleby Corp.*	3,000	626,730
Rexnord Corp.*	10,021	208,437
Valmont Industries, Inc.	1,500	208,365
		4,750,897

Financials — 17.9%
Alexander's, Inc. REIT	800	228,896
Alexandria Real Estate Equities, Inc. REIT	2,500	159,625
Arch Capital Group Ltd. (Bermuda)*	23,000	1,244,990
Artisan Partners Asset Management, Inc.	5,000	261,800
Carlyle Group LP (The)	8,200	210,904
Cohen & Steers, Inc.†	9,500	335,445
Douglas Emmett, Inc. REIT	16,000	375,520
Eaton Vance Corp.	7,000	271,810
Financial Engines, Inc.	1,490	88,566
LaSalle Hotel Properties REIT	7,500	213,900
Oaktree Capital Group LLC†	4,993	261,384
Primerica, Inc.	13,000	524,420
		4,177,260

Information Technology — 10.1%
Advent Software, Inc.	10,000	317,500
Benefitfocus, Inc.*	2,110	103,728
Booz Allen Hamilton Holding Corp.	23,646	456,841
Bottomline Technologies DE, Inc.*	3,100	86,428
Guidewire Software, Inc.*	5,604	264,004
MAXIMUS, Inc.	12,000	540,480
RealPage, Inc.*†	4,728	109,500
SS&C Technologies Holdings, Inc.*	12,215	465,392
Zillow, Inc. - Class A*†	225	18,983
		2,362,856

Consumer Staples — 6.1%
Boston Beer Co., Inc. (The) - Class A*	729	178,029
Church & Dwight Co., Inc.	4,500	270,225
TreeHouse Foods, Inc.*	5,828	389,485
United Natural Foods, Inc.*	8,500	571,370
		1,409,109

Health Care — 4.5%
Brookdale Senior Living, Inc.*	2,500	65,750
CFR Pharmaceuticals SA 144a ADR
(Chile)	5,250	141,137
Community Health Systems, Inc.	12,000	498,000
Edwards Lifesciences Corp.*	1,915	133,341
Emeritus Corp.*	7,000	129,710
IDEXX Laboratories, Inc.*†	787	78,425
		1,046,363

Utilities — 4.0%
ITC Holdings Corp.	10,000	938,600

Energy — 3.5%
CARBO Ceramics, Inc.†	700	69,377
SEACOR Holdings, Inc.	2,500	226,100
Susser Petroleum Partners LP†	5,861	176,533
Targa Resources Corp.	4,700	342,912
		814,922

Materials — 0.8%
CaesarStone Sdot Yam Ltd.(Israel)*	4,214	192,496
Total Common Stocks		$22,466,400

Investment Funds— 12.7%
Invesco Government & Agency
Portfolio, Institutional Class**	2,255,479	2,255,479
Touchstone Institutional Money Market
Fund^	712,987	712,987
Total Investment Funds		$2,968,466

Total Investment Securities —109.0%
(Cost $12,752,125)		$25,434,866

Liabilities in Excess of Other Assets — (9.0%)		(2,102,365)

Net Assets — 100.0%		$23,332,501

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

1

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30,2013 was $2,186,520.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $141,137 or 0.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$22,466,400	$—	$—	$22,466,400

Investment Funds	2,968,466	—	—	2,968,466

				$25,434,866

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone Core Bond Fund – September 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 40.5%

	Financials — 10.2%
$5,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	$5,288
29,000	Ally Financial, Inc., 8.000%, 11/1/31	32,262
175,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	180,589
200,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	214,806
16,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	16,320
195,000	Berkshire Hathaway, Inc.,
	1.550%, 2/9/18	193,132
160,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	167,112
290,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	333,294
135,000	CIT Group, Inc., 5.000%, 8/15/22	131,962
250,000	Citigroup, Inc., 3.375%, 3/1/23	237,892
215,000	Corp. Andina de Fomento
	(Venezuela), 4.375%, 6/15/22	214,184
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	262,915
305,000	General Electric Capital Corp. MTN,
	4.625%, 1/7/21	327,279
200,000	General Motors Financial Co., Inc.,
	144a, 4.250%, 5/15/23	182,750
225,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	223,405
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	204,374
160,000	HSBC Bank PLC (United Kingdom),
	144a, 4.125%, 8/12/20	168,065
4,000	International Lease Finance Corp.,
	4.625%, 4/15/21	3,703
41,000	International Lease Finance Corp.,
	5.875%, 8/15/22	40,385
265,000	JPMorgan Chase & Co.,
	4.250%, 10/15/20	277,846
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	23,600
40,000	MetLife, Inc., 10.750%, 8/1/39	58,800
135,000	Morgan Stanley, 3.750%, 2/25/23	130,145
150,000	Morgan Stanley MTN, 4.100%, 1/26/15	155,402
9,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	9,112
48,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	50,520
42,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	45,150
41,000	PHH Corp., 6.375%, 8/15/21	39,668
28,000	PHH Corp., 7.375%, 9/1/19	29,400
310,000	PNC Bank NA, 2.700%, 11/1/22	282,515
215,000	Simon Property Group LP,
	4.125%, 12/1/21	223,653
40,000	SLM Corp. MTN, 5.500%, 1/15/19	39,610
170,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	210,384
275,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	307,634
		5,023,156

	Energy — 7.1%
19,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	17,860
9,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	9,248
6,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	5,640
11,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	11,220
5,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	5,100
25,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	24,188
24,000	Bill Barrett Corp., 7.000%, 10/15/22	23,220
250,000	BP Capital Markets PLC,
	3.994%, 9/26/23	251,983
160,000	Canadian Natural Resources Ltd.
	(Canada), 6.250%, 3/15/38	178,290
13,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	13,780
26,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	28,340
28,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	30,100
31,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	33,480
10,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	11,325
19,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	20,520
265,000	CNOOC Finance 2012 Ltd. (Virgin
	Islands), 144a, 3.875%, 5/2/22	258,333
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,625
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,725
51,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	53,550
215,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	230,252
32,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	33,040
205,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	230,700
175,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	183,654
59,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	62,466
51,000	Expro Finance Luxembourg SCA
	(Luxembourg), 144a,
	8.500%, 12/15/16	53,486

3

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.5% (Continued)

	Energy — (Continued)
$30,000	Forest Oil Corp., 7.250%, 6/15/19	$30,000
37,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	36,260
2,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	2,135
16,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	16,520
40,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	42,800
20,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	19,150
24,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	23,760
46,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	47,552
12,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	12,030
28,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	27,440
30,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	30,225
105,000	Newfield Exploration Co.,
	6.875%, 2/1/20	110,250
29,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	30,595
9,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	8,775
25,000	Pacific Drilling V Ltd. (Luxembourg),
	144a, 7.250%, 12/1/17	26,875
60,000	Peabody Energy Corp.,
	6.000%, 11/15/18	59,850
250,000	Petrobras International Finance Co. -
	Pifco (Cayman Islands),
	5.375%, 1/27/21	251,146
225,000	Phillips 66, 4.300%, 4/1/22	229,378
44,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	47,520
140,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	165,265
140,000	Plains Exploration & Production Co.,
	6.750%, 2/1/22	149,840
24,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	25,740
70,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	75,250
4,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	3,960
120,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	127,200
10,000	SemGroup LP, 144a, 7.500%, 6/15/21	10,200
21,000	SESI LLC, 7.125%, 12/15/21	22,942
25,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	26,000
40,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	39,900
		3,489,683

	Consumer Discretionary — 6.4%

8,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	8,320
26,000	AMC Networks, Inc., 7.750%, 7/15/21	28,925
23,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	23,690
11,000	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20	12,128
28,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	25,900
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	2,835
10,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	10,150
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	26,469
5,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	4,800
42,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	42,840
21,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	21,420
27,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	25,785
275,000	Comcast Corp., 4.650%, 7/15/42	261,507
22,000	Delphi Corp., 5.000%, 2/15/23	22,715
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	195,902
12,000	DISH DBS Corp., 4.625%, 7/15/17	12,270
3,000	DISH DBS Corp., 5.875%, 7/15/22	2,955
18,000	DISH DBS Corp., 7.875%, 9/1/19	20,520
165,000	General Motors Co., 144a,
	3.500%, 10/2/18	164,588
50,000	Goodyear Tire & Rubber Co.,
	8.750%, 8/15/20	57,375
150,000	Home Depot, Inc., 5.950%, 4/1/41	175,623
10,000	Intelsat Jackson Holdings SA, 144a,
	5.500%, 8/1/23	9,350
10,000	International Automotive
	Components Group SA (Spain),
	144a, 9.125%, 6/1/18	10,300
100,000	Lear Corp., 144a, 4.750%, 1/15/23	92,750
9,000	Libbey Glass, Inc., 6.875%, 5/15/20	9,585
34,000	LKQ Corp., 144a, 4.750%, 5/15/23	31,535
38,000	Ltd. Brands, Inc., 5.625%, 2/15/22	38,950
10,000	Ltd. Brands, Inc., 6.950%, 3/1/33	9,775
76,000	Meritage Homes Corp.,
	7.150%, 4/15/20	82,080
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	309,637
175,000	News America, Inc., 6.900%, 3/1/19	210,695

4

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.5% (Continued)

	Consumer Discretionary — (Continued)
$14,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	$13,720
6,000	Pulte Group, Inc., 6.375%, 5/15/33	5,355
124,000	Quebecor Media, Inc., 5.750%, 1/15/23	116,870
24,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	23,280
12,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	12,390
18,000	Sabre, Inc., 144a, 8.500%, 5/15/19	19,462
59,000	Service Corp. International,
	8.000%, 11/15/21	66,965
4,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	3,799
37,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	36,722
17,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	15,895
9,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	8,685
100,000	Sonic Automotive, Inc.,
	5.000%, 5/15/23	91,500
80,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	84,800
33,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	33,908
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,260
6,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	6,555
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,020
31,000	Tenneco, Inc., 7.750%, 8/15/18	33,325
175,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	165,267
5,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	5,450
16,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	16,080
175,000	Viacom, Inc., 6.250%, 4/30/16	195,427
4,000	Virgin Media Secured Finance PLC,
	144a, 5.375%, 4/15/21	3,900
70,000	Visteon Corp., 6.750%, 4/15/19	74,375
150,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	128,826
		3,146,210

	Industrials — 3.0%
200,000	Air Lease Corp., 5.625%, 4/1/17	213,000
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,340
46,000	Belden, Inc., 144a, 5.500%, 9/1/22	44,390
15,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	15,000
25,000	Bombardier, Inc. (Canada), 144a,
	7.750%, 3/15/20	28,250
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	289,010
7,000	BWAY Holding Co., 10.000%, 6/15/18	7,630
16,000	Calcipar SA (Luxembourg), 144a,
	6.875%, 5/1/18	16,680
12,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	13,440
6,959	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	7,359
8,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	7,640
13,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	14,235
3,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	3,029
14,000	Griffon Corp., 7.125%, 4/1/18	14,840
20,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	21,000
14,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	15,890
30,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	30,338
5,000	Nielsen Co. Luxembourg SARL (The),
	144a, 5.500%, 10/1/21	5,006
13,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	12,512
180,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	207,790
200,000	Republic Services, Inc., 3.550%, 6/1/22	195,217
2,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	2,209
6,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	6,045
80,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	87,000
175,000	Xstrata Finance Canada Ltd. (Canada),
	144a, 3.600%, 1/15/17	180,913
		1,479,763

	Utilities — 2.9%
45,000	AES Corp. (The), 8.000%, 10/15/17	51,750
50,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	41,750
17,417	Bruce Mansfield Unit, 6.850%, 6/1/34	18,377
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	28,688
13,000	Calpine Corp., 144a, 7.875%, 7/31/20	14,008
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	73,719
155,000	CMS Energy Corp., 8.750%, 6/15/19	199,116
180,000	Dominion Resources, Inc./VA,
	5.950%, 6/15/35	200,636
200,000	InterGen NV, 144a, 7.000%, 6/30/23	200,000

5

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.5% (Continued)

	Utilities — (Continued)
$145,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	$146,450
200,000	NRG Energy, Inc., 6.625%, 3/15/23	196,000
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	186,587
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	14,960
17,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	16,639
29,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	29,435
		1,418,115

	Materials — 2.4%
25,000	AK Steel Corp., 7.625%, 5/15/20†	21,000
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	37,620
12,000	ArcelorMittal (Luxembourg),
	5.750%, 8/5/20	12,300
24,000	ArcelorMittal (Luxembourg),
	7.500%, 10/15/39	22,740
32,000	Barrick Gold Corp., 4.100%, 5/1/23	28,179
175,000	Barrick Gold Corp. (Canada),
	3.850%, 4/1/22	154,769
33,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	34,815
155,000	Domtar Corp., 10.750%, 6/1/17	194,565
57,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	57,000
280,000	Freeport-McMoRan Copper & Gold,
	Inc., 144a, 3.875%, 3/15/23	258,147
42,000	HudBay Minerals, Inc. (Canda),
	9.500%, 10/1/20	42,105
18,000	Koppers, Inc., 7.875%, 12/1/19	19,485
175,000	LyondellBasell Industries N.V.,
	6.000%, 11/15/21	199,733
7,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	7,508
33,000	PolyOne Corp., 144a, 5.250%, 3/15/23	31,185
37,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	40,238
12,000	Texas Industries, Inc., 9.250%, 8/15/20	13,200
8,000	Vulcan Materials Co., 7.500%, 6/15/21	8,920
		1,183,509

	Information Technology — 2.3%
30,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	30,038
450,000	Apple, Inc., 1.000%, 5/3/18	433,464
50,000	Equinix, Inc., 7.000%, 7/15/21	53,250
17,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	17,246
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,288
100,000	Intel Corp., 3.300%, 10/1/21	99,532
55,000	Kemet Corp., 10.500%, 5/1/18	48,950
280,000	Oracle Corp., 3.875%, 7/15/20	297,806
15,000	Seagate HDD Cayman, 144a,
	4.750%, 6/1/23	14,438
30,000	Seagate HDD Cayman (Cayman
	Islands), 6.875%, 5/1/20	32,850
10,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	9,300
80,000	Viasat, Inc., 6.875%, 6/15/20	83,000
		1,125,162

	Consumer Staples — 2.2%
190,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	279,509
9,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	9,090
30,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	33,150
295,000	Cargill, Inc., 144a, 1.900%, 3/1/17	296,852
11,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	10,862
37,000	Del Monte Corp., 7.625%, 2/15/19	38,388
10,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	9,650
64,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	64,320
20,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	21,050
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	189,491
57,000	Post Holdings, Inc., 7.375%, 2/15/22	59,921
32,000	Smithfield Foods, Inc., 6.625%, 8/15/22	33,000
25,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	25,625
		1,070,908

	Telecommunication Services — 2.1%
125,000	AT&T, Inc., 6.550%, 2/15/39	138,934
2,000	CenturyLink, Inc., 5.800%, 3/15/22	1,879
45,000	CenturyLink, Inc., 6.450%, 6/15/21	44,775
15,000	Crown Castle International Corp.,
	5.250%, 1/15/23	13,800
30,000	Frontier Communications Corp.,
	8.125%, 10/1/18	33,300
40,000	Frontier Communications Corp.,
	8.500%, 4/15/20	44,200
13,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	13,065
9,000	Softbank Corp., 144a, 4.500%, 4/15/20	8,649
12,000	Sprint Capital Corp., 6.875%, 11/15/28	10,710
10,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	10,750
66,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	77,385
151,000	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	164,590
15,000	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	15,900

6

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 40.5% (Continued)

	Telecommunication Services — (Continued)
$275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	$296,618
14,000	Wind Acquisition Finance SA
	(Luxembourg), 144a,
	7.250%, 2/15/18	14,490
150,000	Windstream Corp., 7.875%, 11/1/17	167,250
		1,056,295

	Health Care — 1.9%
17,000	Accellent, Inc., 8.375%, 2/1/17	17,701
24,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	24,240
20,000	HCA, Inc., 5.875%, 3/15/22	20,550
223,000	HCA, Inc., 5.875%, 5/1/23	219,098
56,000	HCA, Inc., 6.500%, 2/15/20	60,690
120,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	131,475
27,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	28,755
55,000	ResCare, Inc., 10.750%, 1/15/19	61,462
82,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	77,695
15,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	14,062
6,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	6,135
29,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	29,942
31,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	32,240
38,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	40,660
185,000	Ventas Realty LP, 1.550%, 9/26/16	185,248
		949,953
	Total Corporate Bonds	$19,942,754

	U.S. Treasury Obligations — 17.4%
3,025,000	U.S. Treasury Note, 0.375%, 6/30/15	3,030,082
920,000	U.S. Treasury Note, 0.875%, 9/15/16	926,756
2,115,000	U.S. Treasury Note, 2.500%, 8/15/23	2,093,520
2,530,000	United States Treasury Inflation
	Indexed Bonds, 0.375%, 7/15/23	2,526,419
	Total U.S. Treasury Obligations	$8,576,777

	U.S. Government Mortgage-Backed
	Obligations — 26.5%
101,720	FHLMC, Pool #A56988, 5.500%, 2/1/37	110,000
280,690	FHLMC, Pool #A95946, 4.000%, 1/1/41	293,536
301,241	FHLMC, Pool #A96485, 4.500%, 1/1/41	321,667
176,709	FHLMC, Pool #G03217, 5.500%, 9/1/37	191,092
77,844	FHLMC, Pool #G03781, 6.000%, 1/1/38	84,719
176,114	FHLMC, Pool #G06031, 5.500%, 3/1/40	190,448
515,000	FNMA, 3.500%, 10/1/22	524,254
620,000	FNMA, 4.000%, 10/1/41	650,322
39,284	FNMA, Pool #254759, 4.500%, 6/1/18	41,741
16,305	FNMA, Pool #535290, 8.000%, 5/1/30	19,194
13,477	FNMA, Pool #561741, 7.500%, 1/1/31	15,660
44,191	FNMA, Pool #889734, 5.500%, 6/1/37	48,096
139,655	FNMA, Pool #899079, 5.000%, 3/1/37	151,109
59,512	FNMA, Pool #933806, 5.000%, 5/1/38	64,393
26,242	FNMA, Pool #974401, 4.500%, 4/1/23	28,081
43,404	FNMA, Pool #974403, 4.500%, 4/1/23	47,118
74,101	FNMA, Pool #984256, 5.000%, 6/1/23	78,839
55,147	FNMA, Pool #995220, 6.000%, 11/1/23	60,434
53,980	FNMA, Pool #995472, 5.000%, 11/1/23	57,902
199,902	FNMA, Pool #AB1149, 5.000%, 6/1/40	217,514
134,354	FNMA, Pool #AB1800, 4.000%, 11/1/40	141,305
997,285	FNMA, Pool #AB5910, 3.000%, 8/1/32	997,995
111,843	FNMA, Pool #AB5989, 2.500%, 8/1/27	112,641
268,987	FNMA, Pool #AD3795, 4.500%, 4/1/40	287,240
454,430	FNMA, Pool #AD9150, 5.000%, 8/1/40	496,787
665,579	FNMA, Pool #AE0548, 4.500%, 11/1/40	711,380
108,041	FNMA, Pool #AE0831, 6.000%, 9/1/39	117,907
368,037	FNMA, Pool #AE4429, 4.000%, 10/1/40	386,163
44,855	FNMA, Pool #AH2666, 4.000%, 1/1/26	47,627
72,561	FNMA, Pool #AH3493, 4.000%, 2/1/26	77,043
220,113	FNMA, Pool #AI0805, 4.500%, 7/1/41	235,507
190,999	FNMA, Pool #AI2999, 3.500%, 6/1/26	201,642
142,263	FNMA, Pool #AI6697, 3.000%, 9/1/26	147,404
735,843	FNMA, Pool #AL0054, 4.500%, 2/1/41	787,109
174,634	FNMA, Pool #AL2663, 4.000%, 1/1/26	185,328
432,361	FNMA, Pool #AU3789, 2.500%, 8/1/28	435,178
419,577	FNMA, Pool #MA0885,
	3.500%, 10/1/31	435,829
539,492	FNMA, Pool #MA1175, 3.000%, 9/1/42	527,505
743,906	FNMA, Pool #MA1543, 3.500%, 8/1/33	769,382
3,898	GNMA, Pool #434792, 8.000%, 7/15/30	4,403
698,070	GNMA, Pool #4853, 4.000%, 11/20/40	741,058
487,414	GNMA, Pool #4883, 4.500%, 12/20/40	526,159
247,049	GNMA, Pool #736696, 4.500%, 5/15/40	266,299
41,765	GNMA, Pool #748495, 4.000%, 8/15/40	44,261
17,063	GNMA, Pool #8503, 1.750%, 9/20/24(A)	17,737
574,564	GNMA, Pool #AD1745,
	3.000%, 2/20/43	568,855
581,838	GNMA, Pool #MA1157,
	3.500%, 7/20/43	601,171
	Total U.S. Government
	Mortgage-Backed Obligations	$13,067,034

	Commercial Mortgage-Backed Securities — 7.0%
259,770	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.896%, 5/10/45(A)	261,479
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	377,434
336,612	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.743%, 4/10/49(A)	356,891

7

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 7.0%
	(Continued)
$161,385	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW12, Class
	AAB, 5.831%, 9/11/38(A)††	$162,921
245,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	251,508
179,766	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.457%, 11/10/45(A)	183,427
210,222	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	213,736
467,031	JP Morgan Chase Commercial
	Mortgage Securities Trust
	2007-LDP10, Ser 2007-LDPX, Class
	A2, 5.434%, 1/15/49	480,941
497,057	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2007-5, Class ASB, 5.362%, 8/12/48	515,616
384,419	Morgan Stanley Capital I, Ser
	2007-T25, Class AAB,
	5.508%, 11/12/49	389,051
259,020	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	273,494
	Total Commercial
	Mortgage-Backed Securities	$3,466,498

	Non-Agency Collateralized Mortgage
	Obligations — 1.7%
74,549	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 4.970%, 9/25/33(B)	76,793
321,773	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	320,970
188,569	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	152,277
207,226	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	193,130
133,518	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	112,275
	Total Non-Agency Collateralized
	Mortgage Obligations	$855,445

	Municipal Bonds — 1.3%

	California—0.4%
180,000	California St, UTGO, Ser 2009,
	5.950%, 4/1/16	201,195

	Georgia—0.4%
190,000	Municipal Electric Auth. of Georgia
	Rev, Ser 2010, 6.655%, 4/1/57	193,232

	Ohio—0.5%
275,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	258,242
	Total Municipal Bonds	$652,669

	Agency Collateralized Mortgage Obligations
	—1.0%
450,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	456,992
19,580	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	20,805
	Total Agency Collateralized
	Mortgage Obligations	$477,797

	Sovereign Bond — 0.5%
260,000	Province of Ontario Canada, 2.450%,
	6/29/22	$243,583

	Asset-Backed Security — 0.5%
337,375	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	240,195

Shares

	Preferred Stock — 0.1%

	Financials—0.1%
1363	Ally Financial, Inc., 0.046%	34,048

	Investment Funds — 5.8%
65,711	Invesco Government & Agency
	Portfolio, Institutional Class**	65,711
2,770,394	Touchstone Institutional Money
	Market Fund^	2,770,394
	Total Investment Funds	$2,836,105

	Total Investment Securities —102.3%
	(Cost $50,140,849)	$50,392,905

	Liabilities in Excess of
	Other Assets — (2.3%)	(1,134,442)

	Net Assets — 100.0%	$49,258,463

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

8

Touchstone Core Bond Fund (Unaudited) (Continued)

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at September 30, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $62,123.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $4,465,193 or 9.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$19,942,754	$—	$19,942,754

U.S. Treasury Obligations	—	8,576,777	—	8,576,777

U.S. Government Mortgage-Backed Obligations	—	13,067,034	—	13,067,034

Commercial Mortgage-Backed Securities	—	3,466,498	—	3,466,498

Non-Agency Collateralized Mortgage Obligations	—	855,445	—	855,445

Municipal Bonds	—	652,669	—	652,669

Agency Collateralized Mortgage Obligations	—	477,797	—	477,797

Sovereign Bond	—	243,583	—	243,583

Asset-Backed Security	—	240,195	—	240,195

Preferred Stock	34,048	—	—	34,048

Investment Funds	2,836,105	—	—	2,836,105

				$50,392,905

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone High Yield Fund – September 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 93.5%

	Energy — 19.9%
$50,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$47,000
18,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	18,495
108,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	110,160
70,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	70,700
44,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	42,570
109,000	Bill Barrett Corp., 7.000%, 10/15/22	105,458
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	138,860
17,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	18,530
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	34,560
16,000	CONSOL Energy, Inc., 8.000%, 4/1/17	17,000
16,000	CONSOL Energy, Inc., 8.250%, 4/1/20	17,160
92,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	96,600
134,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	138,355
90,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	95,288
110,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	115,362
25,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	26,469
148,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	143,560
16,000	Forest Oil Corp., 7.250%, 6/15/19	16,000
171,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	167,580
49,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	50,592
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	23,540
12,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	12,960
39,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	37,342
52,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	51,480
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	33,080
78,000	Linn Energy LLC / Linn Energy Finance
	Corp., 144a, 6.250%, 11/1/19	73,515
23,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	23,058
250,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	251,875
35,000	Newfield Exploration Co.,
	5.625%, 7/1/24	33,862
40,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	42,200
42,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	40,950
170,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	182,750
56,000	Peabody Energy Corp.,
	6.000%, 11/15/18	55,860
100,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	108,000
93,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	99,742
96,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	93,960
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	178,080
82,000	SemGroup LP, 144a, 7.500%, 6/15/21	83,640
46,000	SESI LLC, 7.125%, 12/15/21	50,255
28,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 4.250%, 11/15/23	25,340
		2,971,788

	Consumer Discretionary — 18.3%
64,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	66,560
139,000	AMC Networks, Inc., 7.750%, 7/15/21	154,638
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	33,990
38,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	38,570
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	35,525
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	54,060
52,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	49,660
173,000	Delphi Corp., 5.000%, 2/15/23	178,622
19,000	DISH DBS Corp., 5.875%, 7/15/22	18,715
35,000	DISH DBS Corp., 7.875%, 9/1/19	39,900
226,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	259,335
96,000	Libbey Glass, Inc., 6.875%, 5/15/20	102,240
36,000	LKQ Corp., 144a, 4.750%, 5/15/23	33,390
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	32,800
17,000	Ltd. Brands, Inc., 6.950%, 3/1/33	16,618
105,000	Meritage Homes Corp.,
	7.150%, 4/15/20	113,400
108,000	PulteGroup, Inc., 6.375%, 5/15/33	96,390
28,000	PulteGroup, Inc., 7.875%, 6/15/32	28,280
163,000	Quebecor Media, Inc., 5.750%, 1/15/23	153,628

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 93.5% (Continued)

	Consumer Discretionary — (Continued)
$41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	$43,768
57,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	55,290
90,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	92,925
91,000	Sabre, Inc., 144a, 8.500%, 5/15/19	98,394
85,000	Service Corp. International/US,
	8.000%, 11/15/21	96,475
10,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	9,538
22,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	20,900
103,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	102,228
145,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	135,575
101,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	97,465
150,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	159,000
150,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	154,125
38,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	41,515
41,000	Tenneco, Inc., 6.875%, 12/15/20	44,485
33,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	35,970
25,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	25,125
26,000	Virgin Media Secured Finance PLC,
	144a, 5.375%, 4/15/21	25,350
		2,744,449

	Industrials — 9.6%
77,000	Allegion US Holding Co., Inc., 144a,
	5.750%, 10/1/21	77,000
189,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	200,340
31,000	Belden, Inc., 144a, 5.500%, 9/1/22	29,915
114,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	114,000
25,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	28,250
15,000	BWAY Holding Co., 10.000%, 6/15/18	16,350
120,000	Calcipar SA, 144a, 6.875%, 5/1/18	125,100
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	27,900
106,997	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJ03,
	7.875%, 7/2/18	113,149
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	28,650
75,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	82,125
27,000	Griffon Corp., 7.125%, 4/1/18	28,620
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	99,750
173,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	196,355
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	145,620
13,000	Nielsen Co. Luxembourg SARL (The),
	144a, 5.500%, 10/1/21	13,016
25,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	24,062
10,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	11,050
15,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	15,112
1,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,078
57,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	61,988
		1,439,430

	Materials — 8.8%
79,000	AK Steel Corp., 7.625%, 5/15/20†	66,360
73,000	Aleris International, Inc.,
	7.625%, 2/15/18	76,285
51,000	ArcelorMittal, 5.750%, 8/5/20	52,275
55,000	ArcelorMittal, 7.500%, 10/15/39	52,112
50,000	Barrick Gold Corp., 4.100%, 5/1/23	44,030
141,000	Cascades, Inc., 7.875%, 1/15/20	148,755
44,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	44,000
67,000	HudBay Minerals, Inc., 9.500%, 10/1/20	67,168
125,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	122,188
136,000	Koppers, Inc., 7.875%, 12/1/19	147,220
223,000	PolyOne Corp., 144a, 5.250%, 3/15/23	210,735
79,000	Steel Dynamics, Inc., 144a,
	5.250%, 4/15/23	74,458
174,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	189,225
21,000	Vulcan Materials Co., 7.500%, 6/15/21	23,415
		1,318,226

	Financials — 8.8%
100,000	Ally Financial, Inc., 8.000%, 11/1/31	111,250
123,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	125,460
108,000	CIT Group, Inc., 5.000%, 8/15/22	105,570
107,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	113,420
296,000	International Lease Finance Corp.,
	5.875%, 8/15/22	291,560

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 93.5% (Continued)

	Financials — (Continued)
$113,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	$166,675
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	49,612
45,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	47,362
147,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	158,025
141,000	PHH Corp., 7.375%, 9/1/19	148,050
		1,316,984

	Health Care — 8.5%
102,000	Accellent, Inc., 8.375%, 2/1/17	106,208
171,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	172,710
14,000	HCA, Inc., 5.875%, 5/1/23	13,755
257,000	HCA, Inc., 6.500%, 2/15/20	278,524
100,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	109,562
82,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	87,330
91,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	86,222
82,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	76,875
190,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	196,175
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	61,360
71,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	75,970
		1,264,691

	Telecommunication Services — 8.0%
17,000	CenturyLink, Inc., 5.800%, 3/15/22	15,980
17,000	CenturyLink, Inc., 6.450%, 6/15/21	16,915
230,000	CenturyLink, Inc., 7.650%, 3/15/42	204,700
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	32,782
73,000	Crown Castle International Corp.,
	5.250%, 1/15/23	67,160
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	61,880
44,000	GCI, Inc., 8.625%, 11/15/19	46,090
42,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	44,835
15,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	15,075
75,000	Softbank Corp., 144a, 4.500%, 4/15/20	72,075
58,000	Sprint Capital Corp., 6.875%, 11/15/28	51,765
200,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	215,000
67,000	Sprint Communications, Inc., 144a,
	9.000%, 11/15/18	78,558
5,000	T-Mobile USA, Inc., 144a,
	5.250%, 9/1/18	5,088
6,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	6,539
104,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	110,240
99,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	102,465
44,000	Windstream Corp., 7.750%, 10/15/20	45,430
		1,192,577

	Consumer Staples — 5.3%
60,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	60,600
53,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	58,565
64,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	63,200
30,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	28,950
222,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	223,110
220,000	Post Holdings, Inc., 7.375%, 2/15/22	231,275
35,000	Smithfield Foods, Inc., 6.625%, 8/15/22	36,094
88,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	90,200
		791,994

	Utilities — 4.0%
275,000	Calpine Corp., 144a, 7.875%, 1/15/23	289,438
89,000	InterGen NV, 144a, 7.000%, 6/30/23	89,000
21,000	NRG Energy, Inc., 7.875%, 5/15/21	22,470
197,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	199,955
		600,863

	Information Technology — 2.3%
42,000	Equinix, Inc., 4.875%, 4/1/20	40,740
75,000	Equinix, Inc., 5.375%, 4/1/23	70,875
89,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	90,290
31,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	32,782
25,000	Kemet Corp., 10.500%, 5/1/18	22,250
66,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	61,380
25,000	ViaSat, Inc., 6.875%, 6/15/20	25,938
		344,255
	Total Corporate Bonds	$13,985,257

12

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 0.5%

	Financials—0.5%
2,685	Ally Financial, Inc., 0.046%	$67,071
300	Countrywide Capital V, 0.044%	7,565
	Total Preferred Stocks	$74,636

	Investment Funds — 5.6%
69,216	Invesco Government & Agency
	Portfolio, Institutional Class**	$69,216
775,981	Touchstone Institutional Money
	Market Fund^	775,981
	Total Investment Funds	$845,197

	Total Investment Securities —99.6%
	(Cost $14,782,258)	$14,905,090

	Other Assets in
	Excess of Liabilities — 0.4%	57,615

	Net Assets — 100.0%	$14,962,705

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $65,696.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At Septmeber 30, 2013, these securities were valued at $5,847,895 or 39.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$13,985,257	$—	$13,985,257

Preferred Stocks	74,636	—	—	74,636

Investment Funds	845,197	—	—	845,197

				$14,905,090

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.5%

Financials — 22.1%
Aflac, Inc.	8,437	$523,010
American Express Co.	7,624	575,764
Ameriprise Financial, Inc.	8,500	774,180
Bank of America Corp.	48,270	666,126
BlackRock, Inc.	3,220	871,396
Citigroup, Inc.	12,910	626,264
Goldman Sachs Group, Inc. (The)	4,610	729,348
JPMorgan Chase & Co.	13,810	713,839
State Street Corp.	6,206	408,044
US Bancorp	7,990	292,274
Wells Fargo & Co.	15,060	622,279
		6,802,524

Information Technology — 16.5%
Cisco Systems, Inc.	27,180	636,556
EMC Corp.	23,130	591,203
Google, Inc. - Class A*	694	607,882
Hewlett-Packard Co.	13,510	283,440
Intel Corp.	30,566	700,573
International Business Machines Corp.	3,185	589,798
Oracle Corp.	20,321	674,048
Qualcomm, Inc.	9,366	630,894
TE Connectivity Ltd. (Switzerland)	7,197	372,661
		5,087,055

Industrials — 15.4%
Danaher Corp.	7,868	545,410
General Electric Co.	28,760	687,076
Illinois Tool Works, Inc.	8,446	644,176
Norfolk Southern Corp.	5,870	454,044
Stanley Black & Decker, Inc.	5,440	492,701
Union Pacific Corp.	4,947	768,467
United Rentals, Inc.*	11,130	648,768
United Technologies Corp.	4,635	499,746
		4,740,388

Health Care — 14.5%
Covidien PLC (Ireland)	7,840	477,770
Express Scripts Holding Co.*	10,952	676,615
McKesson Corp.	6,657	854,093
Merck & Co., Inc.	11,350	540,374
Novartis AG ADR	4,560	349,798
Pfizer, Inc.	20,720	594,871
UnitedHealth Group, Inc.	9,342	668,981
Zimmer Holdings, Inc.	3,810	312,953
		4,475,455

Consumer Discretionary — 11.6%
CBS Corp. - Class B	2,800	154,447
Delphi Automotive PLC (United
Kingdom)	8,260	482,549
Gannett Co., Inc.	18,260	489,185
Home Depot, Inc. (The)	3,968	300,973
Macy's, Inc.	10,250	443,518
Ross Stores, Inc.	8,908	648,502
Time Warner Cable, Inc.	6,230	695,268
Yum! Brands, Inc.	5,279	376,868
		3,591,310

Energy — 8.4%
Atwood Oceanics, Inc.*	5,350	294,463
Chevron Corp.	4,738	575,667
ConocoPhillips	10,745	746,885
Ensco PLC - Class A (United Kingdom)	8,087	434,676
Exxon Mobil Corp.	3,470	298,559
Phillips 66	4,347	251,344
		2,601,594

Consumer Staples — 5.6%
Altria Group, Inc.	13,390	459,946
Philip Morris International, Inc.	7,122	616,694
Walgreen Co.	12,140	653,131
		1,729,771

Telecommunication Services — 1.4%
Vodafone Group PLC ADR. (United
Kingdom)	12,216	429,759

Utilities — 1.0%
NextEra Energy, Inc.	3,930	315,029

Materials — 1.0%
CF Industries Holdings, Inc.	1,390	293,054
Total Common Stocks		$30,065,939

Investment Fund — 2.5%
Touchstone Institutional Money Market
Fund^	789,935	789,935

Total Investment Securities —100.0%
(Cost $25,393,203)		$30,855,874

Liabilities in Excess of Other Assets — 0.0%		(9,141)

Net Assets — 100.0%		$30,846,733

*	Non-income producing security.

^	AffiliatedFund.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

14

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$30,065,939	$—	$—	$30,065,939

Investment Fund	789,935	—	—	789,935

				$30,855,874

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 97.5%

Consumer Discretionary — 24.2%
Allison Transmission Holdings, Inc.	17,750	$444,638
AMC Networks, Inc. - Class A*	5,850	400,608
Discovery Communications, Inc. - Class
A*	4,290	362,162
Dollar General Corp.*	6,470	365,296
GameStop Corp. - Class A	7,540	374,361
GNC Holdings, Inc. - Class A	6,300	344,169
Jarden Corp.*	8,355	404,382
Liberty Global PLC- Class A (United
Kingdom)*	4,570	362,630
Mattel, Inc.	8,930	373,810
Mohawk Industries, Inc.*	4,050	527,512
Nordstrom, Inc.	4,740	266,387
NVR, Inc.*	325	298,737
PVH Corp.	2,280	270,613
Starwood Hotels & Resorts Worldwide,
Inc.	4,500	299,025
Tiffany & Co.	3,910	299,584
Toll Brothers, Inc.*	7,990	259,116
Wynn Resorts Ltd.	2,750	434,528
		6,087,558

Information Technology — 18.5%
Akamai Technologies, Inc.*	6,750	348,975
Alliance Data Systems Corp.*	3,790	801,471
Equinix, Inc.*	915	168,040
F5 Networks, Inc.*	3,290	282,150
Gartner, Inc.*	4,950	296,999
Juniper Networks, Inc.*	19,550	388,263
LinkedIn Corp. - Class A*	2,125	522,878
Microchip Technology, Inc.†	7,130	287,268
NetApp, Inc.	5,870	250,179
NICE Systems Ltd. ADR	9,440	390,533
Red Hat, Inc.*	7,820	360,815
Total System Services, Inc.	13,940	410,115
Xilinx, Inc.	3,420	160,261
		4,667,947

Health Care — 15.2%
Actavis, Inc.*	3,940	567,360
Cardinal Health, Inc.	9,720	506,898
Cooper Cos., Inc. (The)	4,255	551,831
CR Bard, Inc.	4,260	490,752
IDEXX Laboratories, Inc.*†	5,090	507,218
Mettler-Toledo International, Inc.*	2,110	506,590
MWI Veterinary Supply, Inc.*	1,700	253,911
Warner Chilcott PLC - Class A	19,550	446,718
		3,831,278

Industrials — 10.7%
AMETEK, Inc.	5,540	254,951
IHS, Inc. - Class A*	2,630	300,293
JB Hunt Transport Services, Inc.	5,260	383,612
Masco Corp.	17,950	381,976
Nielsen Holdings NV	9,550	348,098
Norfolk Southern Corp.	5,500	425,425
Sensata Technologies Holding N.V.
(Netherlands)*	6,470	247,607
TransDigm Group, Inc.	2,540	352,297
		2,694,259

Energy — 8.6%
CONSOL Energy, Inc.	10,790	363,084
Denbury Resources, Inc.*	20,065	369,397
Ensco PLC - Class A (United Kingdom)	5,290	284,338
Tesoro Corp.	11,590	509,728
Valero Energy Corp.	11,210	382,822
Weatherford International Ltd.
(Swaziland)*	17,090	261,990
		2,171,359

Materials — 8.0%
Albemarle Corp.	3,740	235,396
Crown Holdings, Inc.*	6,570	277,780
Eastman Chemical Co.	4,627	360,443
FMC Corp.	6,460	463,311
MeadWestvaco Corp.	8,410	322,776
Vulcan Materials Co.	7,090	367,333
		2,027,039

Financials — 6.7%
Ameriprise Financial, Inc.	6,640	604,771
CBRE Group, Inc. - Class A*	13,940	322,432
Reinsurance Group of America, Inc.	5,920	396,581
Willis Group Holdings PLC (United
Kingdom)	8,510	368,738
		1,692,522

Consumer Staples — 5.1%
Church & Dwight Co., Inc.	6,090	365,704
WhiteWave Foods Co.- Class A*	20,000	399,400
Whole Foods Market, Inc.	8,860	518,310
		1,283,414

Telecommunication Services — 0.5%
SBA Communications Corp. - Class A*	1,450	116,667
Total Common Stocks		$24,572,043

Investment Funds— 5.9%
Invesco Government & Agency
Portfolio, Institutional Class**	797,773	797,773
Touchstone Institutional Money Market
Fund^	687,284	687,284
Total Investment Funds		$1,485,057

16

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —103.4%
(Cost $21,488,154)	$26,057,100

Liabilities in Excess of Other Assets — (3.4%)	(868,525)

Net Assets — 100.0%	$25,188,575

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $786,463.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$24,572,043	$—	$—	$24,572,043

Investment Funds	1,485,057	—	—	1,485,057

				$26,057,100

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Money Market Fund – September 30, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 53.1%
$580,000	FBC Chemical Corp. Ser 2000(B)	0.300%	10/01/15	$580,000
800,000	IL St Dev Fin Auth Indl (Toyal America Inc.) Ser 1997 (LOC: Bank of
	Tokyo-Mitsubishi UFJ)	0.110	06/01/17	800,000
100,000	Antigo WI IDR (Plaspack USA Proj) Ser 2008 B (LOC: BMO Harris Bank NA)	0.430	12/01/18	99,999
965,000	Summit Co OH IDR (S A Comunale Inc Proj) Ser 1999 (LOC: PNC Bank NA)	0.160	06/01/19	965,000
695,000	Hopewell Development Co. Ser 2000	0.200	03/01/20	695,000
1,515,000	Phoenix Realty IL Spl Account Rev Ser 1999 (LOC: Northern Trust Company)	0.260	04/01/20	1,515,000
395,000	Milwaukee WI Redev Auth (Kubin Nicholson) Ser 2000 B (LOC: BMO Harris Bank
	NA)	0.430	08/01/20	395,000
1,420,000	Springfield MO IDA (DMP Pptys LLC) Ser 2001 B (LOC: Guaranty Bank)	0.250	08/01/21	1,420,000
1,425,000	WA St HFC (Brittany Pk) Ser 1996 B (LIQ: FNMA)	0.220	11/01/21	1,425,000
500,000	East Baton Rouge Parish LA Pol (Ref Exxon Proj) Ser 1993	0.040	03/01/22	500,000
933,000	WAI Enterprises LLC Ser 2004	0.380	06/01/24	933,000
246,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	246,000
350,000	Diaz-Upton LLC Ser 2004	0.240	05/01/26	350,000
930,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.210	08/01/26	930,000
905,000	Miarko, Inc. Ser 2007	0.180	02/01/27	905,000
460,000	Lexington-Fayette KY Urban Cnty (Eastland Parkway) Ser 2006 (LOC: Traditional
	Bank, Inc./FHLB)	0.220	09/01/27	460,000
1,815,000	VT St Edl & Hlth Bldg Ser 2008 A (LOC: TD Banknorth NA)	0.040	10/01/28	1,815,000
859,000	M&P Richfield LLC Ser 2001	0.180	11/01/28	859,000
650,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.110	12/01/29	650,000
200,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.320	12/01/30	200,000
520,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.240	12/01/30	520,000
1,890,000	Sheboygan Falls WI Indl Rev (Adj Dev Htt Inc Proj) Ser 2007 A (LOC: U.S. Bank NA)	0.210	01/01/32	1,890,000
855,000	486 Lesser Street LLC Ser 2007	0.130	02/01/32	855,000
1,200,000	Abag CA Fin Auth For Nonprofit (Hsg Gaia Bldg A T) Ser 2000 (LIQ: FNMA)	0.220	09/15/32	1,200,000
450,000	FL St HFC (Hsg Waterford Pointe) Ser 2000 E 2 (LIQ: FNMA)	0.220	02/15/33	450,000
340,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser
	2008	0.180	05/01/33	340,000
250,000	Chattanooga TN Hlth Edl & Hsg Fac Bd MFH Ser 2003 B (LIQ: FNMA)	0.150	05/15/33	250,000
1,700,000	OH St Wtr Dev Auth Ser 2010 C (LOC: UBS AG)	0.110	06/01/33	1,700,000
210,000	CA St Infra & Eco Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.380	08/01/33	210,000
1,000,000	NY (Subser H 1) Ser 2004 (LOC: Bank of NY Mellon)	0.050	03/01/34	1,000,000
800,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank
	NA)	0.060	06/01/34	800,000
345,000	WA St Hsg Fin Comm. (Whisperwood B) Ser 2002 B (LIQ: FNMA)	0.180	05/15/35	345,000
465,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.250	06/01/35	465,000
100,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.040	08/01/35	100,000
1,500,000	MS St Business Fin CO (Chevron USA Inc) Ser 2010 G	0.030	11/01/35	1,500,000
927,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	927,000
355,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: BMO Harris Bank NA)	0.430	03/01/37	355,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.150	05/15/37	240,000
110,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.250	01/15/38	110,000
1,000,000	WI St Hlth & Edl Fa (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.070	02/01/38	1,000,000
500,000	Chatom AL IDB (Powersouth Energy Coop) Ser 2012 A (SPA: National Rural
	Utilities Finance)	0.550	11/15/38	500,000
1,000,000	OH St Hgr Edl Fac Comm Hosp (Cleveland Clinic Hlth Sys) Ser 2013 (LIQ: Bank of
	NY Mellon Trust)	0.060	01/01/39	1,000,000
	Total Variable Rate Demand Notes			$31,499,999

	U.S. Government Agency Obligations— 18.9%
2,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/17	2,000,000

18

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 18.9% (Continued)
$1,473,684	Overseas Private Investment Corp.(A)(B)	0.130%	03/15/24	$1,473,684
818,904	Overseas Private Investment Corp.(A)(B)	0.130	03/15/24	818,904
5,000,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	5,000,000
1,300,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	1,300,000
600,000	Overseas Private Investment Corp.(A)(B)	0.130	06/15/34	600,000
	Total U.S. Government Agency Obligations			$11,192,588

	Municipal Bonds— 9.2%
200,000	Henrico Co VA Econ Dev Auth Mtg Westminster Canterbury Ser 2003 A
	Pre-refunded @ $101	5.875	10/01/13	201,000
100,000	Jacksonville FL Sales Tax Reve Better Jacksonville Ser 2003 Pre-refunded @ $100	4.875	10/01/13	100,000
150,000	Kentucky State Property & Building Commission Ser 2003 Pre-refunded @ $100	5.125	10/01/13	150,000
175,000	NC St Infrastructure Correctional Fac Proj Ser 2003 Pre-refunded @ $100	5.250	10/01/13	175,000
100,000	Univ of ALA Univ Rev Ser 2003 A Pre-refunded @ $100	4.000	10/01/13	100,000
450,000	MO St Brd of Public Bldg Ser 2003 A Pre-refunded @ $100	5.000	10/15/13	450,780
400,000	AMP OH, Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	400,057
200,000	MD St Hlth & Hgr Edl Johns Hopkins Hospital Issue Ser 2003 Pre-refunded @ $100	5.000	11/15/13	201,111
100,000	PA State Public Sch Bldg Auth Brownsville Area Sch Ser 2003 Pre-refunded @
	$100	4.650	11/15/13	100,515
470,000	Hamilton Co OH Swr Sys Rev Txbl Ref Met Swr Dist Gtr Cinc Ser 2013	0.450	12/01/13	470,000
105,000	NC St Med Care Comm Health Care Facs Rev Ref Univ Hlth Eastn Carolina Ser
	2008 C Pre-refunded @ $101	6.600	12/01/13	107,120
300,000	Mason OH (Al Neyer, Inc.) UTGO	1.500	01/29/14	300,488
235,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	235,000
200,000	Township of Miami OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	200,620
300,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	300,385
500,000	CT St UTGO Ser 2004 C Pre-refunded @ $100	5.000	04/01/14	511,377
200,000	Fishers IN Redev Auth Lease Re BANS Revenue Notes Ser 2013	0.750	04/12/14	200,000
105,000	Southfield MI Public Sch Sch Bldg & Site UTGO Ser 2004 B Pre-refunded @ $100	5.000	05/01/14	107,770
350,000	NC St Cops Repair & Renovation Proj Certificate Participation Ser 2004 B
	Pre-refunded @ $100	4.500	06/01/14	359,530
100,000	Manchester CT BANS Txbl UTGO Ser 2013	1.000	07/03/14	100,186
100,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	100,699
100,000	Pasco Co FL Sch Brd Cops Certificate Participation Ser 2004 A Pre-refunded @
	$100	5.000	08/01/14	103,716
450,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	470,127
	Total Municipal Bonds			$5,445,481

	Corporate Bonds— 13.5%
300,000	Nordea Bank AB 144a	1.750	10/04/13	300,036
805,000	International Business Machines Corp.	6.500	10/15/13	806,896
100,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	100,060
200,000	Alabama Power Co.	5.800	11/15/13	201,331
740,000	XTO Energy, Inc.	5.750	12/15/13	748,218
663,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	664,807
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	100,402
500,000	Royal Bank of Canada	1.125	01/15/14	501,238
1,000,000	JPMorgan Chase & Co. MTN(B)	1.065	01/24/14	1,002,401
546,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	548,947
262,000	UBS AG	2.250	01/28/14	263,588
100,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	102,162
750,000	Toyota Motor Credit Corp. MTN(B)	0.262	02/24/14	750,000
380,000	National Rural Utilities Cooperative Finance Corp.	4.750	03/01/14	387,033

19

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 13.5% (Continued)
$150,000	Bank of Montreal MTN	1.750%	04/29/14	$151,242
480,000	Credit Suisse	5.500	05/01/14	494,169
443,000	Northern Trust Corp.	4.625	05/01/14	454,171
100,000	General Electric Capital Corp.	5.900	05/13/14	103,405
150,000	Toronto-Dominion Bank (The)	1.375	07/14/14	151,256
205,000	Procter & Gamble Co. (The)	4.950	08/15/14	213,368
	Total Corporate Bonds			$8,044,730

	Commercial Paper— 4.3%
1,583,000	NSTAR Electric Co.(C)	0.090	10/02/13	1,582,996
1,000,000	Bank of Tokyo-Mit UFJ Cp (Bk Tokyo LOC)(C)	0.100	10/04/13	999,992
	Total Commercial Paper			$2,582,988

	Certificate of Deposit— 1.2%
300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(B)	0.858	03/07/14	300,520
400,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.275	03/21/14	400,000
	Total Certificate of Deposit			$700,520

	Total Investment Securities —100.2%
	(Cost $59,466,306)			$59,466,306

	Liabilities in Excess of Other Assets — (0.2%)			(106,560)

	Net Assets — 100.0%			$59,359,746

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2013.

(C)	Rate reflects yield at the time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes	HFC - Housing Finance Commission	LIQ - Liquidity Agreement

CCAO - County Commissioners' Association of Ohio	IDA - Industrial Development Authority/Agency	LTGO - Limited Tax General Obligation

FHLB - Federal Home Loan Bank	IDB - Industrial Development Board	MFH - Multi-Family Housing

FHLMC - Federal Home Loan Mortgage Association	IDR - Industrial Development Revenue	MTN - Medium Term Note

FNMA - Federal National Mortgage Association	LLC - Limited Liability Company	SPA - Stand-by Purchase Agreement

HFA - Housing Finance Authority/Agency	LOC - Letter of Credit	UTGO - Unlimited Tax General Obligation

20

Touchstone Money Market Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, this security was valued at $300,036 or 0.5% of net assets. This security was deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Variable Rate Demand Notes	$—	$31,499,999	$—	$31,499,999
U.S. Government Agency Obligations	—	11,192,588	—	11,192,588
Municipal Bonds	—	5,445,481	—	5,445,481
Corporate Bonds	—	8,044,730	—	8,044,730
Commercial Paper	—	2,582,988	—	2,582,988
Certificate of Deposit	—	700,520	—	700,520

				$59,466,306

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Third Avenue Value Fund – September 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks— 92.3%

United States — 41.7%
American Eagle Outfitters, Inc.	31,935	$446,771
Apache Corp.	6,865	584,486
Bank of New York Mellon Corp. (The)	42,248	1,275,467
Bristow Group, Inc.	9,140	665,026
Comerica, Inc.	16,800	660,408
Devon Energy Corp.	18,586	1,073,527
Forest City Enterprises, Inc. - Class A*	15,604	295,540
Intel Corp.	16,350	374,741
KeyCorp	36,080	411,311
Leucadia National Corp.	69,910	1,904,348
Pioneer Energy Services Corp.*	57,364	430,804
Rofin-Sinar Technologies, Inc.*	39,370	953,148
SEACOR Holdings, Inc.	9,545	863,250
Tellabs, Inc.	226,250	513,588
Weyerhaeuser Co. REIT	48,055	1,375,815
White Mountains Insurance Group Ltd.*	2,045	1,160,783
		12,989,013

France — 12.3%
Nexans SA	23,331	1,415,142
Sanofi	11,272	1,143,242
Vivendi SA	55,123	1,268,116
		3,826,500

Canada — 10.2%
Brookfield Asset Management, Inc. -
Class A	36,037	1,347,784
Canfor Corp.*	28,200	636,796
Cenovus Energy, Inc.	19,200	573,120
Encana Corp.†	35,785	620,154
		3,177,854

Japan — 6.0%
Toyota Industries Corp.	43,400	1,867,664

Hong Kong — 6.0%
Cheung Kong Holdings Ltd.	76,000	1,157,261
Hutchison Whampoa Ltd.	59,000	706,701
		1,863,962

Sweden — 4.8%
Investor AB	48,786	1,480,273

Korea — 4.4%
POSCO ADR	18,715	1,378,173

Germany — 3.7%
Daimler AG	10,013	780,526
Telefonica Deutschland Holding AG	44,950	354,830
		1,135,356

China — 3.2%
Pargesa Holding SA	13,401	1,005,427
Total Common Stocks		$28,724,222

Investment Funds— 9.7%
Invesco Government & Agency
Portfolio, Institutional Class**	628,350	$628,350
Touchstone Institutional Money Market
Fund^	2,407,455	2,407,455
Total Investment Funds		$3,035,805

Total Investment Securities —102.0%
(Cost 25,193,375)		$31,760,027

Liabilities in Excess of Other Assets — (2.0%)		(637,409)

Net Assets — 100.0%		$31,122,618

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $613,482.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$28,724,222	$—	$—	$28,724,222

Investment Funds	3,035,805	—	—	3,035,805

				$31,760,027

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.6%
6,950	iShares Core S&P 500 ETF	$1,173,855
25,340	iShares Core Total US Bond Market ETF	2,716,447
22,640	iShares MSCI EAFE Index Fund	1,444,206
47,110	iShares S&P 500 Growth Index Fund	4,209,750
35,610	iShares S&P 500 Value Index Fund	2,788,975
4,220	iShares S&P MidCap 400 Growth Index
	Fund	587,044
8,230	iShares S&P MidCap 400/BARRA Value
	Index Fund†	889,005
6,080	iShares S&P SmallCap 600 Value Index
	Fund	621,498
1,270	iShares S&P SmallCap 600/BARRA
	Growth Index Fund	137,617
	Total Exchange Traded Funds	$14,568,397

	Investment Funds — 5.6%
536,013	Invesco Government & Agency
	Portfolio, Institutional Class**	536,013
295,643	Touchstone Institutional Money
	Market Fund^	295,643
	Total Investment Funds	$831,656

	Total Investment Securities —104.2%
	(Cost $12,762,059)	$15,400,053

	Liabilities in Excess of
	Other Assets — (4.2%)	(616,938)

	Net Assets — 100.0%	$14,783,115

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $525,410.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$14,568,397	$—	$—	$14,568,397

Investment Funds	831,656	—	—	831,656

				$15,400,053

See accompanying Notes to Portfolios of Investments.

23

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.6%
43,440	iShares Barclays 1-3 Year Treasury
	Bond Fund	$3,668,942
5,940	iShares Core S&P 500 ETF	1,003,266
110,630	iShares Core Total US Bond Market ETF	11,859,536
15,390	iShares MSCI EAFE Index Fund	981,728
34,820	iShares S&P 500 Growth Index Fund	3,111,515
25,800	iShares S&P 500 Value Index Fund	2,020,656
3,550	iShares S&P MidCap 400 Growth Index
	Fund	493,840
4,530	iShares S&P MidCap 400/BARRA Value
	Index Fund	489,332
5,070	iShares S&P SmallCap 600 Value Index
	Fund	518,255
2,270	iShares S&P SmallCap 600/BARRA
	Growth Index Fund	245,977
	Total Exchange Traded Funds	$24,393,047

	Investment Fund — 1.5%
359,256	Touchstone Institutional Money
	Market Fund^	359,256

	Total Investment Securities —100.1%
	(Cost $23,051,193)	$24,752,303

	Liabilities in Excess of
	Other Assets — (0.1%)	(12,632)

	Net Assets — 100.0%	$24,739,671

^	Affiliated Fund.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$24,393,047	$—	$—	$24,393,047

Investment Fund	359,256	—	—	359,256

				$24,752,303

See accompanying Notes to Portfolios of Investments.

24

Portfolio of Investments

Touchstone Enhanced ETF Fund – September 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.5%
3,080	iShares Core Total US Bond Market ETF	$330,176
5,530	iShares MSCI EAFE Index Fund	352,759
4,020	iShares S&P 500 Growth Index Fund	359,227
28,870	iShares S&P 500 Value Index Fund†	2,261,098
16,750	iShares S&P MidCap 400 Growth Index
	Fund	2,330,092
21,480	iShares S&P MidCap 400/BARRA Value
	Index Fund†	2,320,270
23,970	iShares S&P SmallCap 600 Value Index
	Fund†	2,450,213
3,620	iShares S&P SmallCap 600/BARRA
	Growth Index Fund	392,263
	Total Exchange Traded Funds	$10,796,098

	Investment Funds — 8.6%
760,472	Invesco Government & Agency
	Portfolio, Institutional Class**	760,472
187,296	Touchstone Institutional Money
	Market Fund^	187,297
	Total Investment Funds	$947,769

	Total Investment Securities —107.1%
	(Cost $10,178,491)	$11,743,867

	Liabilities in Excess of
	Other Assets — (7.1%)	(780,259)

	Net Assets — 100.0%	$10,963,608

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $743,577.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$10,796,098	$—	$—	$10,796,098

Investment Funds	947,769	—	—	947,769

				$11,743,867

See accompanying Notes to Portfolios of Investments.

25

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2013 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.6%
14,660	iShares Core S&P 500 ETF	$2,476,074
143,840	iShares Core Total US Bond Market ETF	15,419,648
44,560	iShares MSCI EAFE Index Fund	2,842,482
99,800	iShares S&P 500 Growth Index Fund	8,918,128
79,410	iShares S&P 500 Value Index Fund	6,219,391
8,830	iShares S&P MidCap 400 Growth Index
	Fund	1,228,341
15,370	iShares S&P MidCap 400/BARRA Value
	Index Fund	1,660,268
12,760	iShares S&P SmallCap 600 Value Index
	Fund	1,304,327
3,630	iShares S&P SmallCap 600/BARRA
	Growth Index Fund	393,348
	Total Exchange Traded Funds	$40,462,007

	Investment Fund — 1.8%
726,171	Touchstone Institutional Money
	Market Fund^	726,171

	Total Investment Securities —100.4%
	(Cost $34,257,885)	$41,188,178

	Liabilities in Excess of
	Other Assets — (0.4%)	(160,905)

	Net Assets — 100.0%	$41,027,273

^	Affiliated Fund.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$40,462,007	$—	$—	$40,462,007

Investment Fund	726,171	—	—	726,171

				$41,188,178

See accompanying Notes to Portfolios of Investments.

26

Notes to Portfolios of Investments

September 30, 2013 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2013.

All transfers in and out of the levels are recognized at the end of the period. During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation—Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security

27

Notes to Portfolios of Investments (Unaudited) (Continued)

on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds may invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds.Open-end funds are investment companies that issue newshares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended September 30, 2013, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of September 30, 2013, there were no open forward foreign currency contracts.

28

Notes to Portfolios of Investments (Unaudited) (Continued)

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of September 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$2,186,520	$2,255,479
Core Bond Fund	62,123	65,711
High Yield Fund	65,696	69,216
Mid Cap Growth Fund	786,463	797,773
Third Avenue Value Fund	613,482	628,350
Aggressive ETF Fund	525,410	536,013
Enhanced ETF Fund	743,577	760,472

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Baron Small Cap Growth Fund	$12,752,125	$12,746,687	$(63,946)	$12,682,741
Core Bond Fund	50,140,849	923,310	(671,254)	252,056
High Yield Fund	$14,782,258	$380,823	$(257,991)	$122,832
Large Cap Core Equity Fund	25,393,203	5,600,499	(137,828)	5,462,671
Mid Cap Growth Fund	21,488,154	4,682,566	(113,620)	4,568,946
Third Avenue Value Fund	25,193,375	7,650,910	(1,084,258)	6,566,652
Aggressive ETF Fund	12,762,059	2,664,272	(26,278)	2,637,994
Conservative ETF Fund	23,051,193	1,770,856	(69,746)	1,701,110
Enhanced ETF Fund	10,178,491	1,577,536	(12,160)	1,565,376
Moderate ETF Fund	34,257,885	6,930,293	—	6,930,293

29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/26/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/26/13

* Print the name and title of each signing officer under his or her signature.